Financial risk management and impairment of financial assets - Maturity analysis (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial liabilities for which maturity is disclosed
Financial risk management and impairment of financial assets
Financial liabilities	£ 220,281	£ 210,470
Financial liabilities for which maturity is disclosed | Within 1 year
Financial risk management and impairment of financial assets
Financial liabilities	17,477	17,511
Financial liabilities for which maturity is disclosed | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial liabilities	202,281	192,370
Financial liabilities for which maturity is disclosed | After more than 5 years
Financial risk management and impairment of financial assets
Financial liabilities	523	590
Trade and other payables
Financial risk management and impairment of financial assets
Financial liabilities	20,874	20,790
Trade and other payables | Within 1 year
Financial risk management and impairment of financial assets
Financial liabilities	16,919	16,868
Trade and other payables | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial liabilities	3,955	3,922
Lease liabilities
Financial risk management and impairment of financial assets
Financial liabilities	2,306	2,620
Lease liabilities | Within 1 year
Financial risk management and impairment of financial assets
Financial liabilities	558	643
Lease liabilities | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial liabilities	1,225	1,387
Lease liabilities | After more than 5 years
Financial risk management and impairment of financial assets
Financial liabilities	523	590
Convertible senior secured notes
Financial risk management and impairment of financial assets
Financial liabilities	197,101	187,061
Convertible senior secured notes | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial liabilities	£ 197,101	£ 187,061